BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jun. 26, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of business acquisitions

A summary of business acquisitions completed during the year ended June 27, 2020 is as follows:

	2020 Acquisitions
	MattnJeremy, Inc.	MME Evanston Retail, LLC	TOTAL

Closing Date:	September 3, 2019	December 2, 2019

Total Consideration:
Cash	$1,000,000	$-	$1,000,000
Relief of Credit	-	6,930,557	6,930,557
Present Value of Deferred Payments	1,875,000	-	1,875,000
Contingent Consideration	9,833,000	-	9,833,000

Total Consideration	$12,708,000	$6,930,557	$19,638,557

Number of Shares Issued:
Subordinate Voting Shares	5,112,263	-	5,112,263

Preliminary Accounting Estimate of Net Assets Acquired:

Current Assets	$405,000	$537,771	$942,771
Fixed Assets	-	430,621	430,621
Deferred Tax Liabilities	(1,844,465)	(1,583,745)	(3,428,210)
Intangible Assets:
Customer Relationships	830,000	300,000	1,130,000
Dispensary License	5,100,000	4,500,000	9,600,000

Total Intangible Assets	5,930,000	4,800,000	10,730,000

Total Identifiable Net Assets	4,490,535	4,184,647	8,675,182

Goodwill (1)	8,217,465	2,745,910	10,963,375

Total Preliminary Accounting Estimate of Net Assets Acquired	$12,708,000	$6,930,557	$19,638,557

Acquisition Costs Expensed (2)	$421,497	$-	$421,497
Net Income (Loss)	$(1,136,536)	$870,289	$(266,247)
Revenues	$2,797,177	$6,283,249	$9,080,426
Pro Forma Net Income (Loss) (3)	$10,000	$(132,726)	$(122,726)
Pro Forma Revenues (3)	$50,000	$4,488,035	$4,538,035

(1)	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally speaking, goodwill related to dispensaries acquired within a state adds to the footprint of the MedMen dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	Acquisition costs include amounts paid in cash and equity. Of the acquisition costs paid in equity during 2020, the Company issued 214,716 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($421,497).
(3)	If the acquisition had been completed on July 1, 2019 for the 2020 Acquisitions, the Company estimates it would have recorded increases in revenues and net income (loss) shown in the pro forma amounts above.